Contingent Liabilities and Provisions - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Mar. 31, 2013
Part 1 tax [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Income Tax Assessment Payable		$ 139
Part XI.1 tax [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Income Tax Reassessment Payable		$ 144
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	1,200
Simplii Privacy Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss Contingency damages Awarded	$ 2